Costs and expenses by nature (Details) - Cost Of Sale [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Raw material, products for resale, materials and third-party services	[1]	$ (32,354)	$ (20,869)	$ (12,699)
Depreciation, depletion and amortization		(10,514)	(9,277)	(8,847)
Production taxes		(14,953)	(11,136)	(5,920)
Employee compensation		(1,665)	(1,882)	(1,729)
Total		$ (59,486)	$ (43,164)	$ (29,195)

[1]	It Includes short-term leases and inventory turnover.